Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of net income to net cash flows from operating activities:
Net income for the year	$ 2,871,672	$ 1,972,112	$ 1,030,530
Adjustments:
Depreciation and amortization	97,968	77,128	62,895
Expected credit loss	4,701,058	3,469,044	2,487,648
Deferred income taxes	(427,259)	(713,435)	(675,682)
Provisions and contingent liabilities	29,238	18,406	17,098
Unrealized (gains) losses on financial instruments	(50,432)	47,933	15,885
Interest accrued	288,682	179,203	103,572
Share-based compensation	271,845	272,382	212,551
Share of loss in associates	3,689
Others	86,676	(2,723)	23,076
Total	7,873,137	5,320,050	3,277,573
Changes in operating assets and liabilities:
Securities	(4,812,896)	(2,552,241)	699,076
Credit card receivables	(12,445,835)	(5,873,063)	(7,878,307)
Loans to customers	(10,306,930)	(7,024,003)	(3,577,534)
Other receivables	406,251	385,192	(1,136,488)
Compulsory and other deposits at central banks	(2,749,819)	805,963	(4,540,463)
Other assets	(828,600)	369,190	(60,982)
Deposits	12,861,282	5,910,612	7,664,820
Payables to network	4,132,411	(528,511)	2,818,592
Deferred income	5,791	3,750	25,935
Other liabilities	2,659,676	1,111,830	1,279,987
Interest paid	(92,292)	(88,082)	(82,904)
Income tax paid	(1,641,663)	(1,262,541)	(612,447)
Interest received	8,439,951	5,820,898	3,389,331
Cash flows generated from (used in) operating activities	3,500,464	2,399,044	1,266,189
Cash flows in investing activities
Acquisition of property, plant and equipment	(7,215)	(5,418)	(20,243)
Acquisition and development of intangible assets	(333,554)	(169,572)	(156,760)
Investments in associates		(99,365)
Acquisition of subsidiary, net of cash acquired	(1,539)	(5,637)
Derivatives		(50,635)
Cash flow generated from (used in) investing activities	(342,308)	(330,627)	(177,003)
Cash flows in financing activities
Proceeds from borrowings and financing	2,823,472	1,309,890	469,501
Payments of borrowings and financing	(532,755)	(580,642)	(46,501)
Lease payments	(6,708)	(7,053)	(6,933)
Exercise of stock options	6,221	5,546	9,148
Cash flows generated from (used in) financing activities	2,290,230	727,741	425,215
Change in cash and cash equivalents	5,448,386	2,796,158	1,514,401
Cash and cash equivalents
Cash and cash equivalents - beginning of the year	9,185,742	5,923,440	4,172,316
Foreign exchange rate changes on cash and cash equivalents	369,515	466,144	236,723
Cash and cash equivalents - end of the year	15,003,643	9,185,742	5,923,440
Increase (decrease) in cash and cash equivalents	5,448,386	2,796,158	1,514,401
Non-cash transactions
Shares issued to service providers	1,037	1,283	21,533
Shares issued on business acquisition	$ 2,467	$ 75,308